Document And Entity Information	Oct. 08, 2026
Document Information [Line Items]
Entity, Registrant Name	Gray Media, Inc.
Document, Type	8-K
Document, Period End Date	Oct. 08, 2026
Entity, Incorporation, State or Country Code	GA
Entity, File Number	001-13796
Entity, Tax Identification Number	58-0285030
Entity, Address, Address Line One	4370 Peachtree Road, NE
Entity, Address, City or Town	Atlanta
Entity, Address, State or Province	GA
Entity, Address, Postal Zip Code	30319
City Area Code	404
Local Phone Number	504-9828
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000043196
ClassACommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock
Trading Symbol	GTN.A
Security Exchange Name	NYSE
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	common stock
Trading Symbol	GTN
Security Exchange Name	NYSE